Income Taxes - 2014 and 2010 Tax Reform (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Less: Current portion		$ 2,524,349	$ 2,012,536
Non-current portion		4,730,620	6,386,877
2014 Tax Reform
Income Taxes
Aggregate additional income tax liability for the elimination of the tax consolidation regime	$ 6,813,595
Benefit from tax loss carryforwards of Mexican companies in the Group	$ 7,936,044
Tax losses of subsidiaries, net		6,582,543	7,575,347
Income tax payable		6,582,543
Less: Current portion		1,851,923	1,188,470
Non-current portion		$ 4,730,620	$ 6,386,877